Forfeited Amount (Narrative) (Details) - EBP 002 [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Employee Benefit Plan, Description of Plan [Line Items]
Forfeited nonvested account	$ 6	$ 46
Forfeited nonvested account, decrease from employer contribution	$ 10,566